Changes in the Group structure	12 Months Ended
Dec. 31, 2019
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

In 2019, the main changes in the Group structure were as follows:

➢	Integrated Gas, Renewables & Power
•

On March 4, 2019, Total and Novatek signed a definitive agreement for the acquisition of a 10% direct interest by Total in Arctic LNG 2, a major liquefied natural gas development led by Novatek on the Gydan Peninsula, Russia.

•

On March 15, 2019, TOTAL finalized the sale of 4% of its interest in the Ichthys liquefied natural gas (LNG) project in Australia to operating partner INPEX, reducing its interest in the project from 30% to 26%.

•

On August 30, 2019, TOTAL finalized an agreement with Toshiba to take over its portfolio of liquefied natural gas (LNG) in the United States. This portfolio includes a 20-year tolling agreement and the corresponding gas transportation agreements. Under the transaction, TOTAL acquired all the shares of Toshiba America LNG corporation and was assigned all contracts related to their LNG business by Toshiba Energy Systems and Solutions Corp , and received $815 million considering the risks of loss of the portfolio.

•

On September 30, 2019, TOTAL finalized the acquisition of Anadarko’s 26.5% interest in the Mozambique LNG project under the agreement with Occidental on May 3, 2019, to acquire Anadarko’s assets in Africa (Mozambique, Algeria, Ghana and South Africa).

➢	Exploration & Production
•

On April 1, 2019, Total acquired all the share capital of Chevron Denmark Inc. which holds a 12% interest in the Danish Underground Consortium (DUC), a 12% interest in Licence 8/06, and a 7.5% interest in the Tyra West pipeline. The acquisition increased  TOTAL’s operated share of DUC from 31.2% to 43.2%.

2.2) Major business combinations

Accounting policies

In accordance with IFRS 3 “Business combinations”, TOTAL is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Integrated Gas, Renewables & Power

Anadarko Mozambique

On September 30, 2019, the Group acquired 100% of the shares of Anadarko Mozambique affiliate which holds a 26.5% interest in the Mozambique LNG project for a purchase price of $4,426 million and recorded a preliminary goodwill for an amount of $136 million at 31 December 2019.

The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	136
Intangible assets	3,751
Tangible assets	767
Other assets and liabilities	(309)
Acquired cash	81
Fair value of consideration	4,426

2.3) Divestment projects

Accounting policies

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

➢	Exploration & Production
•

On July 10, 2019, TOTAL announced the signature of an agreement to divest several UK non-core assets to Petrogas NEO UK Ltd. The overall consideration for this deal amounts to $635 million. The transaction remains subject to approval from the relevant authorities. At December 31, 2019, the assets and liabilities have been respectively classified in the consolidated balance sheet in "assets classified as held for sale" for an amount of $449 million and "liabilities directly associated with the assets classified as held for sale" for an amount of $349 million. The assets concerned mainly include intangible and tangible assets.

•

On October 30, 2019, TOTAL has signed an agreement to sell wholly owned subsidiary Total E&P Deep Offshore Borneo BV which holds an 86.95% interest in Block CA1, located 100 kilometers off the coast of Brunei, to Shell. The overall consideration for this deal amounts to $300 million. The transaction remains subject to approval from the relevant authorities. At December 31, 2019, the assets and liabilities have been respectively classified in the consolidated balance sheet in "assets classified as held for sale" for an amount of $433 million and "liabilities directly associated with the assets classified as held for sale" for an amount of $180 million. The assets concerned mainly include tangible assets.